Income taxes (Details 5) - CLP ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
IncomeTaxes [Line Items]
Deferred tax assets	$ 40,351,329	$ 31,864,635
Deferred Tax Liabilities, Net	94,350,111	86,815,458
Deferred tax liability (asset)	(53,998,782)	(54,950,823)	$ (55,708,250)
Accounts receivable impairment provision [Member]
IncomeTaxes [Line Items]
Deferred tax assets	1,136,789	861,158
Other provisions [member]
IncomeTaxes [Line Items]
Deferred tax assets	17,032,172	11,303,607
Benefits to staff [Member]
IncomeTaxes [Line Items]
Deferred tax assets	4,658,962	2,166,999
Inventory impairment provision [Member]
IncomeTaxes [Line Items]
Deferred tax assets	401,487	501,275
Severance indemnity [Member]
IncomeTaxes [Line Items]
Deferred tax assets	6,133,014	5,990,249
Inventory valuation [Member]
IncomeTaxes [Line Items]
Deferred tax assets	2,228,552	2,337,591
Intangibles [Member]
IncomeTaxes [Line Items]
Deferred tax assets	229,725	206,616
Deferred Tax Liabilities, Net	11,736,406	12,351,442
Other Assets [Member]
IncomeTaxes [Line Items]
Deferred tax assets	2,672,022	3,536,573
Unused tax losses [member]
IncomeTaxes [Line Items]
Deferred tax assets	5,858,606	4,960,567
Property, plant and equipment depreciation [Member]
IncomeTaxes [Line Items]
Deferred Tax Liabilities, Net	45,380,381	37,536,881
Agricultural operation expenses [Member]
IncomeTaxes [Line Items]
Deferred Tax Liabilities, Net	7,130,896	5,698,674
Manufacturing indirect activation costs [Member]
IncomeTaxes [Line Items]
Deferred Tax Liabilities, Net	5,258,290	4,865,509
Land [Member]
IncomeTaxes [Line Items]
Deferred Tax Liabilities, Net	23,313,756	24,685,250
Other liabilitiess [Member]
IncomeTaxes [Line Items]
Deferred Tax Liabilities, Net	$ 1,530,382	$ 1,677,702